All-Asset Aggressive Strategy Fund | Domestic Equity Funds
All-Asset Aggressive Strategy Fund
INVESTMENT OBJECTIVE
The All-Asset Aggressive Strategy Fund (the "Fund") seeks to primarily provide growth of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund also should refer to the variable insurance contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	Domestic Equity Funds All-Asset Aggressive Strategy Fund Variable Annuity
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Domestic Equity Funds All-Asset Aggressive Strategy Fund Variable Annuity
Management Fees		none
Distribution (12b-1) and Shareholder Service Fees		none
Other Expenses		none
Acquired Fund Fees and Expenses		0.88%
Total Annual Fund Operating Expenses	[1]	0.88%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Domestic Equity Funds All-Asset Aggressive Strategy Fund Variable Annuity	90	281	488	1,084

PORTFOLIO TURNOVER

The Fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or "turns over" its portfolio). The underlying funds do pay transaction costs when they turn over their portfolio, and a higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the performance of the underlying funds and of the Fund. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, managed futures, and leveraged and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have an aggressive allocation to underlying funds that invest in stocks, and a lower allocation to underlying funds that invest in bonds as compared to the other Asset Allocation Funds. The Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds and, unless otherwise noted, each underlying fund listed below is a series of the Trust:

•  Domestic Equity Funds: S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, NASDAQ-100® Fund, Russell 2000® Fund, S&P 500® Fund, U.S. Long Short Momentum Fund, S&P SmallCap 600® Pure Growth Fund, S&P SmallCap 600® Pure Value Fund, Large Cap Value Fund, Mid Cap Value Fund, StylePlus Mid Growth Strategy Fund, and Small Cap Value Fund (the Russell 2000® Fund and S&P 500® Fund are separate series of Rydex Series Funds) (the Large Cap Value Fund, Mid Cap Value Fund, and Small Cap Value Fund are separate series of Security Equity Fund)(the StylePlus Mid Growth Strategy Fund is a separate series of Security Mid Cap Growth Fund)

•  Fixed Income and Money Market Funds: High Yield Strategy Fund, High Yield Fund, Investment Grade Bond Fund, U.S. Government Money Market Fund, Macro Opportunities Fund, and Total Return Bond Fund(the High Yield Strategy Fund is a separate series of Rydex Series Funds) (the High Yield Fund, Investment Grade Bond Fund, Macro Opportunities Fund, and Total Return Bond Fund are separate series of Security Income Fund)

•  International Equity Funds: MSCI EAFE Equal Weight Fund (the MSCI EAFE Equal Weight Fund is a separate series of Security Equity Fund)

•  Alternatives and Specialty Funds: Multi-Hedge Strategies Fund, Commodities Strategy Fund, Managed Futures Strategy Fund, Real Estate Fund, Long/Short Commodities Strategy Fund, and Event Driven and Distressed Strategies Fund (the Event Driven and Distressed Strategies Fund is a separate series of Rydex Series Funds)

The Fund also may invest in exchange-traded funds ("ETFs"), other pooled investment vehicles, and derivatives, primarily consisting of index swaps, futures contracts, and options on securities, futures contracts and indices to enable the Fund to pursue its investment objective efficiently in gaining or hedging exposure to various market factors or to better manage its risk and cash positions. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Asset-Backed and Mortgage-Backed Securities Risk – As an investor in asset-backed securities, including mortgage-backed securities, certain of the underlying funds generally will receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Bank Obligations Risk – Certain of the underlying funds' investments in bank obligations may expose those underlying funds, and thus the Fund, to adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations, which, in the case of U.S. regulations, have undergone substantial changes in the past decade. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. Obligations of foreign banks are also subject to certain additional risks such as adverse foreign political and economic developments.

Borrowing Risk – Certain of the underlying funds may borrow for several purposes, including investment purposes (i.e., to purchase additional portfolio securities). An underlying fund's borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The underlying fund's ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Borrowing also will cost the underlying fund interest expense and other fees. The cost of borrowing may reduce the underlying fund's, and thus, the Fund's return. In addition to any more stringent terms imposed by a lender, the 1940 Act requires the underlying fund, and the Fund for that matter, to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the underlying fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The underlying fund will borrow only if the value of its assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the underlying fund should fail to meet this 300% coverage requirement, within three business days, the underlying fund will seek to reduce its borrowings to meet the requirement. The underlying fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations reduce its asset coverage to less than 300%.

CFTC Regulatory Risk – The U.S. Commodity Futures Trading Commission (the "CFTC") has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, which will subject certain of the underlying funds and their respective wholly-owned subsidiaries to regulation by the CFTC. Compliance with these additional requirements will likely increase underlying fund and subsidiary expenses and may adversely affect the underlying funds' subsidiaries' ability to obtain their desired exposure to certain investments and the commodities markets generally. Certain of the regulatory requirements that would apply to the underlying funds have not yet been adopted, and it is unclear what the effect of those requirements would be on the underlying funds if they are adopted.

Commodity-Linked Derivative Investment Risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets. The value of these investments will rise or fall in response to changes in the underlying commodity or related benchmark or investment. These investments expose the Fund economically to movements in commodity prices.

Conflicts of Interest Risk – The Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so and when it allocates Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor also may be responsible for managing affiliated underlying funds.

Convertible Securities Risk – The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Counterparty Credit Risk – The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to an underlying fund or the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements and structured notes also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund's investment.

Credit Default Swap Risk – Certain of the underlying funds' investments in credit default swaps may subject the underlying Fund, and thus the Fund, to greater risks than if the underlying fund were to invest directly in high yield bonds. When investing in credit default swaps, the underlying fund is exposed to the credit risk of both the counterparty to the credit default swap and the issuer of the underlying reference obligation. The underlying fund could realize a loss on its investment if it does not correctly evaluate the creditworthiness of the issuer of the bond or other reference obligation on which the credit default swap is based, as well as the continued creditworthiness of the counterparty. Investments in credit default swaps also are subject to liquidity risk.

Credit Risk – The Fund and certain of the underlying funds could lose money if the issuer or guarantor of a debt instrument in which the Fund or underlying fund invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Currency Risk – The Fund's and certain of the underlying funds' indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In particular, certain of the underlying funds, and thus the Fund, may have indirect and direct exposure to the euro. The price of euro has fluctuated widely over the past several years, and volatility has increased in recent months, due, in part, to concern over the sovereign debt levels of certain European Union (EU) members and the potential effect of this debt on the EU members' participation in the European Monetary Union and the value of the euro. These and other factors may adversely affect the long-term value of the euro in terms of purchasing power in the future. A decline in the price of the euro may adversely affect the Fund's performance.

Depositary Receipt Risk – Certain of the underlying funds may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in an underlying fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the underlying fund's, and thus the Fund's, portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. The Fund's investments in underlying funds that invest in derivatives also subject the Fund to these risks.

Early Closing Risk – The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Emerging Markets Risk – The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund's portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Exchange-Traded Notes (ETNs) Risk – Certain of the underlying funds may invest in ETNs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. An underlying fund's decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the underlying fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk and fixed income risk.

Extension Risk – If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Fixed Income Risk – An underlying fund's investments in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may indirectly affect the Fund and cause the value of the Fund to decrease. In addition, an underlying fund's investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Foreign Issuer Exposure Risk – The Fund and certain of the underlying funds may invest in securities of foreign companies directly or in financial instruments that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Fund of Funds Risk – By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

Geographic Concentration Risk – To the extent that certain of the underlying funds' investments are focused in a particular country or region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country or region. Certain of the underlying funds have focused investment exposure to the regions below.

Asia – Because a significant portion of certain of the underlying funds' investments are concentrated in issuers located in Asia, the Fund is susceptible to loss due to adverse market, political, regulatory, and geographic events affecting the various countries and regions in Asia. While certain Asian economies are exemplars of growth and development, others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions.

Europe – Because a significant portion of the Fund's investments are concentrated in issuers located in Europe, the Fund is susceptible to loss due to adverse market, political, regulatory, and geographic events affecting the various countries and regions in Europe. The European economy is diverse and includes both large, competitive economies and small, struggling economies. The European economy is vulnerable to decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in EU economies.

Growth Stocks Risk – Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

High Yield Risk – Certain of the underlying funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), which may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.

Income Risk – Income risk involves the potential for a decline in the yield of certain of the Fund's investments, including stocks, bonds, ETFs, and Unit Investment Trusts ("UITs"). For example, interest and/or dividend income produced by certain of the Fund's investments will vary over time, which may cause the Fund's value to fluctuate.

Interest Rate Risk – The market value of fixed income investments and related financial instruments will change in response to interest rate changes. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

Investment in Investment Companies Risk – Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

Investment in Loans Risk – Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

Investment in The Subsidiary Risk – Certain of the underlying funds may invest in wholly-owned and controlled Cayman Islands subsidiaries (each a "Subsidiary" and together, the "Subsidiaries.") The Subsidiaries are not registered under the Investment Company Act of 1940 (the "1940 Act") and are not subject to all of the investor protections of the 1940 Act. Thus, certain of the underlying funds, as the sole investor in their respective Subsidiaries, will not have all of the protections offered to shareholders of registered investment companies. By investing in the Subsidiaries, certain of the underlying funds are exposed to the risks of the Subsidiaries' investments, which in turn will be exposed primarily to the risks of investing in the commodities markets. Each applicable underlying fund also will incur its pro rata share of the expenses of its Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which certain of the underlying funds and the Subsidiaries, respectively, are organized, could result in the inability of the underlying funds and/or the Subsidiaries to operate as intended and could negatively affect the Fund and its shareholders.

Investment Technique Risk – Some investment techniques of the Fund and certain of the underlying funds, such as the Fund's and underlying funds' use of derivatives and other commodity-linked financial instruments to seek to achieve their respective investment objectives, may be considered aggressive. These instruments may increase the volatility of the Fund and certain of the underlying funds and may involve a small investment of cash relative to the magnitude of the risk assumed. Such investment techniques may not consistently produce desired results and may be limited by legislative, regulatory, or tax developments.

Issuer Specific Risk – A decrease in the value of the securities of an issuer or guarantor of a debt instrument held by the Fund or certain underlying funds may cause the value of your investment in the Fund to decrease. The value of a security may increase or decrease for a number of reasons which directly relate to the issuer.

Large-Capitalization Securities Risk – The Fund and certain of the underlying funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk – The Fund's use of leverage through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged. Certain of the underlying funds derive substantially all of their commodities exposure from their investment in derivatives and other financial instruments that provide leveraged exposure. The underlying funds' investment in these instruments generally require a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Because such instruments are an integral part of certain of the underlying funds' investment strategies, the use of such instruments may expose those underlying funds, and thus the Fund, to potentially dramatic losses or gains in the value of their portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the underlying funds' returns. Leveraging will exaggerate the effect on the net asset value of any increase or decrease in the market value of the underlying funds' portfolios. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased. The 1940 Act limits the underlying funds from borrowing in an amount no more than 33 1/3% of its assets.

Liquidity Risk – In certain circumstances, it may be difficult for the Fund and certain of the underlying funds to purchase and sell particular investments within a reasonable time at a fair price. While the Fund and underlying funds only intend to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a "limit move," it may be difficult or impossible for the Fund or an underlying fund to liquidate such investments. In addition, the ability of the Fund and certain of the underlying funds to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk – The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk – The Fund and certain of the underlying funds are subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Municipal Securities Risk – Municipal securities can be affected by unfavorable legislative or political developments and adverse changes in the financial conditions of state and municipal issuers or the federal government in case it provides financial support to the municipality. Certain sectors of the municipal bond market have special risks that can affect them more significantly than the market as a whole. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the overall municipal market. Municipal securities that are insured by an insurer may be adversely affected by developments relevant to that particular insurer, or more general developments relevant to the market as a whole.

OTC Trading Risk – Certain of the derivatives in which the Fund and certain of the underlying funds may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Portfolio Turnover Risk – The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

Preferred Securities Risk – A company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

Prepayment or Call Risk – During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. If this happens, certain of the underlying funds will be forced to reinvest prepayment proceeds at a time when yields on available securities are lower than the yield in the prepaid security. An underlying fund may also lose any premium it paid on the security.

Repurchase Agreement Risk – The Fund's investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Restricted Securities Risk – Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.

Reverse Repurchase Agreement Risk – In the event of the insolvency of the counterparty to a reverse repurchase agreement, recovery of the securities sold by certain of the underlying funds may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If an underlying fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the underlying fund's yield and may impact the Fund.

Sector Risk – Through its investment in certain underlying funds, the Fund may be subject to the following The Sector Risk:

Agriculture Sector Risk – Through their investments in futures and similar instruments, certain of the underlying funds may have significant exposure to the agriculture sector. As a result of this investment exposure, the underlying funds, and thus the Fund, will be more susceptible to the risks associated with the agriculture sector than a fund that does not invest in such a manner. To the extent that an underlying fund has significant exposure to the agriculture sector, the underlying fund, and thus the Fund, is subject to the risk that the agriculture sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector.

Basic Materials Sector Risk – To the extent that certain of the underlying funds' investments are focused in issuers conducting business in the basic materials sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the basic materials sector. The prices of the securities of basic materials companies also may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Energy Sector Risk – To the extent that certain of the underlying funds' investments are focused in the energy sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy and energy commodities sectors. The prices of the securities of energy companies also may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

Financial Services Sector Risk – To the extent that certain of the underlying funds' investments are focused in issuers conducting business in the financial services sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact on a wide range of financial institutions and markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses.

Precious and Industrial Metals Sector Risk – To the extent that certain of the underlying funds' investments are exposed to issuers conducting business in the precious and industrial metals sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of precious and industrial metals companies also may fluctuate widely in response to such events.

Real Estate Sector Risk – To the extent that certain of the underlying funds' investments are focused in issuers conducting business in the real estate sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Investments in real estate companies and REITs also may subject the Fund to the risks associated with the direct ownership of real estate. In addition to these risks, REITs are dependent on specialized management skills. These factors may increase the volatility of the Fund's investments in REITs.

Technology Sector Risk – To the extent that certain of the underlying funds' investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology Companies also may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

Securities Lending Risk – Securities lending involves a risk that the borrower may fail to return the securities or deliver the proper amount of collateral, which may result in a loss to the Fund. In the event of bankruptcy of the borrower, the Fund could experience losses or delays in recovering the loaned securities.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect certain of the underlying funds' ability to engage in short selling.

Small-Capitalization Securities Risk – The Fund and certain of the underlying funds are subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Special Situations/Securities in Default Risk – Investments in the securities and debt of distressed issuers or issuers in default involves far greater risk than investing in issuers whose debt obligations are being met and whose debt trade at or close to its "par" or full value because the investments are highly speculative with respect to the issuer's ability to make interest payments and/or to pay its principal obligations in full.

Stable Price Per Share Risk – Certain of the underlying funds' assets are valued using the amortized cost method, which enables the underlying fund to maintain a stable price of $1.00 per share. Although the underlying fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained and it is possible to lose money.

Tax Risk – To qualify for the favorable U.S. federal income tax treatment generally available to regulated investment companies, the Fund (and each underlying fund) must derive at least 90% of its gross income for each taxable year from sources generating "qualifying income." Income derived from direct and certain indirect investments in commodities is not qualifying income. Certain of the underlying funds have received a private letter ruling from the Internal Revenue Service that the income attributable to its investment in its wholly-owned subsidiary will be qualifying income. Certain of the underlying funds currently gain most of their exposure to the commodities markets through their investments in wholly-owned subsidiaries which may invest in commodity-linked derivative instruments and other similar instruments in compliance with private letter rulings issued to those underlying funds by the Internal Revenue Service. To the extent the an affiliated underlying fund invests in such instruments directly, it will seek to restrict the resulting income from such instruments so that, when combined with its non-qualifying income, such income amounts to less than 10% of its gross income.

To Be Announced ("TBA") Transactions Risk – Certain of the underlying funds may enter into "To Be Announced" ("TBA") transactions to purchase mortgage-backed securities for a fixed price at a future date. TBA purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date or if the counterparty may not deliver the securities as promised.

Tracking Error Risk – The Advisor may not be able to cause certain of the underlying funds' performance to match or correlate to that of the underlying funds' respective underlying index or benchmark, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund's investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause an underlying fund's and, thus the Fund's, performance to be less than you expect.

Trading Halt Risk – If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

Value Stocks Risk – Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

When Issued, Forward Commitment and Delayed-Delivery Transactions Risk – When-issued, forward-commitment and delayed-delivery transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. The performance information below does not reflect fees and expenses of any variable contract that may use the Fund as its underlying investment and would be lower if it did. Of course, this past performance (before taxes) does not necessarily indicate how the Fund will perform in the future.

The performance information shown below is based on a calendar year.

Highest Quarter Return (quarter ended 9/30/2009) 13.69%	Lowest Quarter Return (quarter ended 12/31/2008) -12.48%

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2012)
Average Annual Total Returns Domestic Equity Funds All-Asset Aggressive Strategy Fund	Label	Past 1 Year	Past 5 Years	Since Inception	Inception Date
Variable Annuity	All-Asset Aggressive Strategy Fund	12.64%	1.45%	2.72%	Oct. 27, 2006
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	2.78%	Oct. 27, 2006
Synthetic All-Asset Aggressive Strategy Benchmark (reflects no deduction for fees, expenses or taxes)	Synthetic All-Asset Aggressive Strategy Benchmark (reflects no deduction for fees, expenses or taxes)	13.79%	2.27%	3.30%	Oct. 27, 2006